LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Claims Outstanding - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Claims outstanding
Assets arising from contracts held with reinsurers	£ (20,385)	£ (23,567)
Net claims outstanding at 31 December	116,060	111,449
Participating life insurance policy
Claims outstanding
Increase/(decrease) in liabilities charged to the income statement		(48)
Participating life insurance policy | Current year
Claims outstanding
Adjustments for increase (decrease) in other current liabilities		335
Participating investment contracts
Claims outstanding
Increase/(decrease) in liabilities charged to the income statement	362
Participating investment contracts | Current year
Claims outstanding
Adjustments for increase (decrease) in other current liabilities	(44)
Not expired at year end | Participating life insurance policy
Claims outstanding
Gross claims outstanding at 1 January	241	254
Cash paid for claims settled in the year	(294)	(300)
Increase/(decrease) in liabilities charged to the income statement	318	287
Change in liabilities charged to the income statement (note 10)	24	(13)
Gross claims outstanding at 31 December	265	241
Assets arising from contracts held with reinsurers	0	0
Net claims outstanding at 31 December	265	241
Notified claims	141	128
Incurred but not reported	£ 124	£ 113